Loans and Related Allowance for Credit Losses, Commercial Loan Modifications and Financial Effects (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total Commercial [Member] | Commercial and industrial loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	$ 847	$ 655	$ 430
Total modifications as a percentage of loan class	0.19%	0.17%	0.11%
Weighted average term extension (months)	15 months	25 months	15 months
Total Commercial [Member] | Commercial and industrial loans [Member] | Term extension [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	$ 718	$ 503	$ 286
Total Commercial [Member] | Commercial and industrial loans [Member] | All other modifications and combinations [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	129	152	144
Total Commercial [Member] | Commercial real estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	$ 1,731	$ 2,421	$ 467
Total modifications as a percentage of loan class	1.31%	1.77%	0.31%
Weighted average term extension (months)	25 months	25 months	24 months
Total Commercial [Member] | Commercial real estate [Member] | Term extension [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	$ 1,580	$ 2,085	$ 458
Total Commercial [Member] | Commercial real estate [Member] | All other modifications and combinations [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	151	336	9
Total Consumer [Member] | Residential mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	$ 818	$ 571	$ 764
Total modifications as a percentage of loan class	0.34%	0.23%	0.29%
Weighted average term extension (months)	10 years 7 months 6 days	10 years 9 months 18 days	9 years 9 months 18 days
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Financing receivable, modified, trial modification, trial payment period	3 months
Total Consumer [Member] | Residential mortgage [Member] | Maximum [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Financing receivable, modified, payment deferral, period	12 months
Total Consumer [Member] | Residential mortgage [Member] | Term extension [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	$ 31	$ 35	$ 67
Total Consumer [Member] | Residential mortgage [Member] | All other modifications and combinations [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	32	39	57
Total Consumer [Member] | Credit card [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans modified during the period	$ 935	$ 772	$ 459
Total modifications as a percentage of loan class	1.57%	1.37%	0.88%
Total Consumer [Member] | Credit card [Member] | Minimum [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Financing receivable, modified, interest rate decrease, period	12 months
Total Consumer [Member] | Credit card [Member] | Maximum [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Financing receivable, modified, interest rate decrease, period	5 years
Total Consumer [Member] | Auto [Member] | Maximum [Member]
Accounts, Notes, Loans and Financing Receivable Textual [Abstract]
Financing receivable, modified, payment deferral, period	3 months